UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07458
Tweedy, Browne Fund Inc.
(Exact name of registrant as specified in charter)
350 Park Avenue, 9th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)
M. Gervase Rosenberger
Tweedy, Browne Company LLC
350 Park Avenue, 9th Floor
New York, NY 10022
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-916-0600
Date of fiscal year end: March 31
Date of reporting period: December 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Tweedy, Browne Global Value Fund
Portfolio of Investments
December 31, 2011 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS—86.1%
	Canada—1.2%
750,000	National Bank of Canada, Toronto	$53,135,281

	Czech Republic—0.0%†
2,800	Philip Morris CR a.s.	1,792,999

	Finland—2.3%
1,937,731	Kone Oyj, Class B	100,869,774

	France—6.3%
7,719,256	CNP Assurances	95,978,391
600,949	Teleperformance SA	13,398,542
3,223,000	Total SA	165,264,886

		274,641,819

	Germany—10.7%
2,289,458	Henkel AG & Company, KGaA	111,154,608
896,077	Krones AG	42,766,439
42,354	KSB AG	24,906,679
285,000	Linde AG	42,528,202
699,000	Muenchener Rueckversicherungs-Gesellschaft AG	86,003,687
3,726,000	Springer (Axel) Verlag AG	160,608,869

		467,968,484

	Hong Kong—0.3%
434,500	Jardine Strategic Holdings Ltd.	12,022,615

	Ireland—0.0%†
1,111,317	Unidare PLC *††	14,427

	Italy—1.0%
144,268	Buzzi Unicem SPA ††	1,266,018
3,890,500	Mediaset SPA	10,797,826
5,000,000	Mondadori (Arnoldo) Editore SPA	8,781,951
4,795,392	Sol SPA *	25,522,967

		46,368,762

	Japan—6.0%
545,600	Aica Kogyo Company Ltd.	7,381,981
1,594,700	Canon, Inc.	70,677,502
306,800	Daikoku Denki Company Ltd.	2,906,904
200,000	Daiwa Industries Ltd.	1,008,578
2,064,000	Fujitec Company Ltd.	12,930,179
446,600	Fukuda Denshi Company Ltd.	12,671,274
1,069,200	Hi-Lex Corporation	16,634,162
1,577,500	Honda Motor Company Ltd.	48,141,019
122,700	Kaga Electronics Company Ltd.	1,282,178
321,000	Katsuragawa Electric Company Ltd. ††	538,199
133,000	Kawasumi Laboratories, Inc.	757,135
1,329,500	Kuroda Electric Company Ltd.	14,393,989
69,100	Mandom Corporation	1,828,537
21,670	Medikit Company Ltd.	6,936,991
307,100	Mirai Industry Company Ltd.	3,420,649
162,780	Nippon Kanzai Company Ltd.	2,942,903
305,800	Nippon Konpo Unyu Soko Company Ltd.	3,302,831
72,700	Ryoyo Electro Corporation	807,883
349,200	Sangetsu Company Ltd.	8,981,892
100,400	SEC Carbon Ltd.	347,107
400,000	Shinko Shoji Company Ltd.	3,176,501
151,400	SK Kaken Company Ltd.	5,922,979
375,300	T. Hasegawa Company Ltd.	5,780,225
1,281,300	Takata Corporation	26,245,500
200,000	Tomen Electronics Corporation	2,417,468

		261,434,566

	Mexico—5.0%
23,454,800	Arca Continental SAB de CV	100,001,834
1,234,000	Coca-Cola Femsa SA de CV, Sponsored ADR †††.	117,489,140

		217,490,974

	Netherlands—7.9%
2,093,000	Akzo Nobel NV	101,507,769
23,620	Crown Van Gelder Gemeenschappelijk Bezit NV ††	110,384
3,998,000	Heineken Holding NV	164,107,279
499,165	Royal Dutch Shell PLC, Class A	18,240,877
972,689	Telegraaf Media Groep NV	12,563,779
1,368,000	Unilever NV, CVA	47,184,661

		343,714,749

	Norway—1.5%
2,600,000	Schibsted ASA	64,869,846

	Singapore—2.1%
9,436,400	Fraser and Neave Ltd.	45,120,642
3,910,100	United Overseas Bank Ltd.	46,047,296

		91,167,938

	South Korea—0.3%
150,900	Daegu Department Store Company Ltd.	1,663,568
11,330	Daehan City Gas Company Ltd. ††	294,069
90,974	Hanil Cement Company Ltd. ††	3,190,408
8,897	Ottogi Corporation ††	1,197,079
87,640	Samchully Company Ltd. ††	6,960,990
14,792	Samyang Genex Company Ltd. ††.	793,529

		14,099,643

	Spain—1.2%
9,086,000	Mediaset Espana Comunicacion SA	52,015,708

	Sweden—0.0%†
63,360	Cloetta Fazer AB, B Shares ††	311,472

	Switzerland—18.8%
186,990	Coltene Holding AG	6,368,978
388,000	Compagnie Financiere Richemont AG .	19,713,271
343,783	Daetwyler Holding AG, Bearer	20,477,717
10,000	Loeb Holding AG	2,074,644
3,182,700	Nestle SA, Registered	183,794,033
80	Neue Zuercher Zeitung ††	521,869
2,723,000	Novartis AG, Registered	156,373,757
43,688	Phoenix Mecano AG	22,892,867
185,918	PubliGroupe SA, Registered *	25,469,036
984,000	Roche Holding AG	167,525,184
248,117	Siegfried Holding AG *††	23,814,031
4,297	Sika AG, Bearer	8,133,558
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Portfolio of Investments
December 31, 2011 (Unaudited)

			Value
Shares			(Note 1)
	Switzerland (continued)
432,618	Tamedia AG		$53,897,976
584,275	Zurich Financial Services AG		132,775,572

			823,832,493

	Thailand—1.0%
9,089,500	Bangkok Bank Public Company Ltd., NVDR		44,223,082

	United Kingdom—11.6%
1,521,000	AGA Foodservice Group PLC		1,678,286
1,782,000	BBA Group PLC		4,929,537
1,882,980	British American Tobacco PLC		89,414,180
457,000	Carclo PLC		2,059,646
3,267,085	Daily Mail & General Trust PLC, Class A		20,299,326
7,980,100	Diageo PLC, Sponsored ADR		174,432,125
4,842,645	G4S PLC		20,455,518
1,397,625	Headlam Group PLC		5,538,718
1,000,000	Imperial Tobacco Group PLC		37,842,286
3,346,355	Provident Financial PLC		48,937,304
4,891,800	TT Electronics PLC		10,225,143
2,700,000	Unilever PLC		90,760,877

			506,572,946

	United States—8.9%
75,700	American National Insurance Company		5,528,371
1,094,821	Baxter International, Inc.		54,171,743
436	Berkshire Hathaway Inc., Class A ††.		50,033,180
301	Berkshire Hathaway Inc., Class B ††		22,966
587,000	ConocoPhillips		42,774,690
49,250	Devon Energy Corporation		3,053,500
528,400	Johnson & Johnson		34,652,472
2,555,000	Philip Morris International, Inc.		200,516,400

			390,753,322

	TOTAL COMMON STOCKS (COST $2,426,452,311)		3,767,300,900

	PREFERRED STOCKS—0.2%
166,388	Adris Grupa d.d.		6,290,374
314,700	Villeroy & Boch AG		2,403,768

	TOTAL PREFERRED STOCKS (COST $12,253,786)		8,694,142

	REGISTERED INVESTMENT COMPANY—8.7%
382,329,035	Dreyfus Government Prime Cash Management		382,329,035

	TOTAL REGISTERED INVESTMENT COMPANY (COST $382,329,035)		382,329,035

Face Value

	U.S. TREASURY BILL—2.9%
$125,000,000	0.035%** due 05/03/12 †††		124,989,500

	TOTAL U.S. TREASURY BILL (COST $124,985,265)		124,989,500

TOTAL INVESTMENTS (Cost $2,946,020,397***)		97.9%	4,283,313,577
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)		1.7	73,291,196
OTHER ASSETS AND LIABILITIES (Net)		0.4	16,252,234

NET ASSETS		100.0%	$4,372,857,007

*	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.

**	Rate represents annualized yield at date of purchase.

***	Aggregate cost for federal tax purposes is $2,946,020,397.

†	Amount represents less than 0.1% of net assets.

††	Non-income producing security.

†††	All or a portion of this security has been segregated to cover certain open forward contracts. At December 31, 2011, liquid assets totaling $217,480,740 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
NVDR	— Non Voting Depository Receipt
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Sector Diversification
December 31, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Beverage	12.7%
Media	9.4
Pharmaceuticals, Biotechnology & Life Sciences	8.7
Insurance	8.5
Tobacco	7.5
Food	7.4
Capital Goods	6.5
Energy	5.2
Materials	4.5
Banks	3.3
Household & Personal Products	2.6
Technology Hardware & Equipment	2.6
Automobiles & Components	2.1
Health Care Equipment & Services	1.8
Diversified Financials	1.1
Commercial Services & Supplies	0.8
Consumer Durables & Apparel	0.8
Retailing	0.2
Transportation	0.2
Utilities	0.2

Total Common Stocks	86.1

Preferred Stocks	0.2
Registered Investment Company	8.7
U.S. Treasury Bill	2.9
Unrealized Appreciation on Forward Contracts (Net)	1.7
Other Assets and Liabilities (Net)	0.4

Net Assets	100.0%

Portfolio Composition
December 31, 2011 (Unaudited)
Schedule of Forward Exchange Contracts
December 31, 2011 (Unaudited)

		Counter-	Contract	Contract Value on	Value 12/31/11	Unrealized
Contracts		party	Value Date	Origination Date	(Note 1)	Gain (Loss)
FORWARD EXCHANGE CONTRACT TO BUY (a)
1,200,000,000	Japanese Yen	JPM	1/11/12	$15,406,797	$15,599,529	$192,732
44,600,000,000	South Korean Won	JPM	5/11/12	39,003,937	38,428,748	(575,189)
33,000,000,000	South Korean Won	JPM	10/2/12	29,237,373	28,333,436	(903,937)

TOTAL				$83,648,107	$82,361,713	$(1,286,394)

FORWARD EXCHANGE CONTRACTS TO SELL (a)
8,000,000	Canadian Dollar	SSB	1/11/12	$(7,916,873)	$(7,854,475)	$62,398
20,000,000	Canadian Dollar	JPM	5/22/12	(20,212,229)	(19,582,275)	629,954
20,000,000	Canadian Dollar	JPM	6/19/12	(20,231,652)	(19,571,888)	659,764
6,000,000	Canadian Dollar	NTC	8/7/12	(6,205,399)	(5,867,586)	337,813
50,000,000	European Union Euro	CIT	1/11/12	(66,403,003)	(64,912,607)	1,490,396
35,000,000	European Union Euro	NTC	2/15/12	(47,504,978)	(45,451,736)	2,053,242
40,000,000	European Union Euro	NTC	4/4/12	(55,826,399)	(51,975,309)	3,851,090
75,000,000	European Union Euro	BOA	4/24/12	(105,074,996)	(97,484,864)	7,590,132
30,000,000	European Union Euro	SSB	9/25/12	(41,340,000)	(39,111,899)	2,228,101
75,000,000	European Union Euro	SSB	10/2/12	(101,414,255)	(97,795,009)	3,619,246
100,000,000	European Union Euro	SSB	10/16/12	(134,098,014)	(130,434,063)	3,663,951
70,000,000	European Union Euro	SSB	10/19/12	(95,805,144)	(91,309,953)	4,495,191
100,000,000	European Union Euro	BOA	10/23/12	(138,360,008)	(130,454,430)	7,905,578
50,000,000	European Union Euro	CIT	10/25/12	(68,369,495)	(65,230,125)	3,139,370
75,000,000	European Union Euro	CIT	10/29/12	(102,441,747)	(97,853,920)	4,587,827
28,000,000	European Union Euro	NTC	11/28/12	(37,973,598)	(36,556,598)	1,417,000

(a)	Primary risk exposure being hedged against is currency risk.
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Schedule of Forward Exchange Contracts
December 31, 2011 (Unaudited)

		Counter-	Contract	Contract Value on	Value 12/31/11	Unrealized
Contracts		party	Value Date	Origination Date	(Note 1)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL (a) (continued)
6,500,000	Great Britain Pound Sterling	CIT	1/11/12	$(10,083,515)	$(10,100,480)	$(16,965)
30,000,000	Great Britain Pound Sterling	CIT	2/13/12	(48,081,600)	(46,603,017)	1,478,583
45,000,000	Great Britain Pound Sterling	NTC	4/4/12	(71,453,250)	(69,868,552)	1,584,698
20,000,000	Great Britain Pound Sterling	CIT	4/24/12	(32,200,500)	(31,046,010)	1,154,490
20,000,000	Great Britain Pound Sterling	BNY	4/27/12	(32,590,000)	(31,045,008)	1,544,992
30,000,000	Great Britain Pound Sterling	CIT	10/16/12	(46,041,600)	(46,486,263)	(444,663)
30,000,000	Great Britain Pound Sterling	CIT	10/23/12	(47,228,100)	(46,483,071)	745,029
10,000,000	Great Britain Pound Sterling	CIT	11/28/12	(15,595,800)	(15,488,885)	106,915
12,000,000	Great Britain Pound Sterling	CIT	12/3/12	(18,586,920)	(18,585,750)	1,170
1,200,000,000	Japanese Yen	JPM	1/11/12	(14,712,193)	(15,599,529)	(887,336)
4,230,000,000	Japanese Yen	BOA	2/29/12	(51,962,410)	(55,034,476)	(3,072,066)
2,000,000,000	Japanese Yen	BOA	3/13/12	(24,458,848)	(26,029,562)	(1,570,714)
5,300,000,000	Japanese Yen	NTC	10/22/12	(64,851,637)	(69,395,065)	(4,543,428)
3,550,000,000	Japanese Yen	BNY	11/19/12	(44,023,909)	(46,518,770)	(2,494,861)
4,000,000,000	Japanese Yen	JPM	12/28/12	(50,208,680)	(52,476,237)	(2,267,557)
500,000,000	Mexican Peso.	SSB	1/23/12	(39,824,771)	(35,750,164)	4,074,607
230,000,000	Mexican Peso.	BNY	2/15/12	(18,449,445)	(16,414,981)	2,034,464
370,000,000	Mexican Peso.	JPM	5/11/12	(30,331,598)	(26,223,783)	4,107,815
330,000,000	Mexican Peso.	CIT	6/5/12	(27,106,059)	(23,339,269)	3,766,790
240,000,000	Mexican Peso.	NTC	6/5/12	(19,719,004)	(16,974,014)	2,744,990
700,000,000	Mexican Peso.	NTC	10/31/12	(50,530,936)	(48,881,667)	1,649,269
110,000,000	Norwegian Krone	SSB	1/11/12	(18,353,216)	(18,424,060)	(70,844)
120,000,000	Norwegian Krone	SSB	2/13/12	(20,460,358)	(20,074,594)	385,764
80,000,000	Norwegian Krone	BNY	10/29/12	(13,929,274)	(13,276,959)	652,315
12,000,000	Singapore Dollar	BNY	6/19/12	(9,711,331)	(9,264,122)	447,209
25,000,000	Singapore Dollar	JPM	10/16/12	(19,297,569)	(19,336,539)	(38,970)
50,000,000	Singapore Dollar	SSB	12/3/12	(38,607,057)	(38,703,108)	(96,051)
44,600,000,000	South Korean Won	JPM	5/11/12	(39,857,015)	(38,428,749)	1,428,266
50,000,000,000	South Korean Won	JPM	10/2/12	(41,999,160)	(42,929,449)	(930,289)
50,000,000	Swiss Franc	NTC	2/13/12	(53,054,901)	(53,513,968)	(459,067)
120,000,000	Swiss Franc	BOA	10/16/12	(131,485,235)	(129,420,798)	2,064,437
35,000,000	Swiss Franc	JPM	10/19/12	(39,198,997)	(37,751,642)	1,447,355
95,000,000	Swiss Franc	BNY	10/23/12	(107,399,243)	(102,482,891)	4,916,352
50,000,000	Swiss Franc	CIT	10/25/12	(55,940,927)	(53,942,088)	1,998,839
60,000,000	Swiss Franc	JPM	10/29/12	(67,461,210)	(64,739,445)	2,721,765
30,000,000	Swiss Franc	BNY	11/28/12	(33,145,509)	(32,403,287)	742,222
25,000,000	Swiss Franc	CIT	12/3/12	(27,445,384)	(27,007,407)	437,977
500,000,000	Thailand Baht	BNY	5/11/12	(16,286,645)	(15,724,209)	562,436
375,000,000	Thailand Baht	JPM	5/22/12	(12,175,325)	(11,786,486)	388,839
400,000,000	Thailand Baht	BNY	8/7/12	(13,076,169)	(12,524,409)	551,760

TOTAL				$(2,566,103,090)	$(2,491,525,500)	$74,577,590

Unrealized Appreciation on Forward Contracts (Net)						$73,291,196

(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BOA	— Bank of America
BNY	— BNY Mellon
CIT	— Citibank
JPM	— JP Morgan Chase
NTC	— Northern Trust
SSB	— State Street
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Portfolio of Investments
December 31, 2011 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS—80.9%
	Australia—1.3%
743,000	Metcash Ltd.	$3,077,360

	Finland—0.5%
20,000	Kone Oyj, Class B	1,041,112

	France—6.6%
269,000	CNP Assurances	3,344,647
129,400	Teleperformance SA	2,885,056
170,000	Total SA	8,717,043

		14,946,746

	Germany—7.8%
79,200	Henkel AG & Company, KGaA	3,845,209
37,000	Krones AG	1,765,873
36,700	Muenchener Rueckversicherungs-Gesellschaft AG	4,515,501
176,800	Springer (Axel) Verlag AG	7,620,947

		17,747,530

	Hong Kong—0.3%
28,500	Jardine Strategic Holdings Ltd.	788,595

	Ireland—0.1%
27,700	Abbey PLC	183,389

	Italy—2.9%
157,000	Buzzi Unicem SPA †	1,377,747
70,400	Davide Campari-Milano SPA	470,199
110,000	Eni SPA	2,286,163
805,000	Mediaset SPA	2,234,224
62,000	Sol SPA	329,988

		6,698,321

	Japan—4.4%
39,500	Canon, Inc.	1,750,650
22,000	Daiwa Industries Ltd.	110,944
71,000	Honda Motor Company Ltd.	2,166,727
37,100	Kaga Electronics Company Ltd.	387,684
30,000	Mandom Corporation	793,865
20,000	Nagase & Company Ltd.	218,092
133,000	NGK Spark Plug Company Ltd.	1,650,832
28,000	Nihon Kagaku Sangyo Company Ltd.	198,336
2,300	Nihon Kohden Corporation	56,768
13,600	Nippon Kanzai Company Ltd.	245,875
20,000	Ryoyo Electro Corporation	222,251
33,000	SEC Carbon Ltd.	114,089
55,500	Shinko Shoji Company Ltd.	440,740
13,000	T. Hasegawa Company Ltd.	200,221
70,000	Takata Corporation	1,433,845
10,100	Tomen Electronics Corporation	122,082

		10,113,001

	Mexico—0.4%
207,855	Arca Continental SAB de CV	886,210

	Netherlands—10.9%
97,000	Akzo Nobel NV	4,704,374
81,600	Heineken Holding NV	3,349,463
67,600	Heineken NV	3,138,982
160,000	Royal Dutch Shell PLC, Class A	5,846,845
222,100	Unilever NV, CVA	7,660,609

		24,700,273

	New Zealand—0.4%
455,000	Nuplex Industries Ltd.	812,823

	Norway—0.7%
59,500	Schibsted ASA	1,484,522

	Singapore—2.2%
66,000	Fraser and Neave Ltd.	315,582
1,316,400	Metro Holdings Ltd.	664,977
344,600	United Overseas Bank Ltd.	4,058,182

		5,038,741

	South Korea—1.7%
22,040	Daegu Department Store Company Ltd.	242,976
16,570	Daehan City Gas Company Ltd. †	430,072
8,375	Dongsuh Companies, Inc. †	225,369
109,740	S&T Holdings Company Ltd. †	1,200,281
9,417	Samchully Company Ltd. †	747,965
18,400	Samyang Genex Company Ltd. †.	987,083
3,800	YESCO Company Ltd. †	84,115

		3,917,861

	Spain—0.9%
369,300	Mediaset Espana Comunicacion SA	2,114,176

	Switzerland—16.3%
121,600	ABB Ltd.	2,299,100
120,300	Nestle SA, Registered	6,947,065
144,000	Novartis AG, Registered	8,269,490
1,200	PubliGroupe SA, Registered	164,389
45,000	Roche Holding AG	7,661,213
25,000	Schindler Holding AG	2,916,800
2,955	Siegfried Holding AG †	283,618
921	Tamedia AG	114,743
37,100	Zurich Financial Services AG	8,430,916

		37,087,334

	Thailand—1.1%
511,100	Bangkok Bank Public Company Ltd., NVDR	2,486,651

	United Kingdom—15.2%
829,700	BAE Systems PLC	3,676,180
42,500	British American Tobacco PLC	2,018,132
53,000	Carclo PLC	238,865
590,900	Daily Mail & General Trust PLC, Class A	3,671,429
359,000	Diageo PLC, Sponsored ADR	7,847,161
869,000	G4S PLC	3,670,689
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Portfolio of Investments
December 31, 2011 (Unaudited)

			Value
Shares			(Note 1)
	United Kingdom (continued)
63,500	GlaxoSmithKline PLC		$1,452,153
970,000	Hays PLC		966,292
296,000	Headlam Group PLC		1,173,033
227,826	Home Retail Group PLC		295,289
145,300	Imperial Tobacco Group PLC		5,498,484
99,115	Provident Financial PLC		1,449,464
200,000	TT Electronics PLC		418,052
832,500	Vodafone Group PLC		2,314,584

			34,689,807

	United States—6.9%
15,825	Baxter International, Inc.		783,021
40,700	ConocoPhillips		2,965,809
88,100	Johnson & Johnson		5,777,598
7,750	Mastercard, Inc., Class A		2,889,355
43,000	Philip Morris International, Inc.		3,374,640

			15,790,423

	Miscellaneous—0.3%
	Undisclosed security*†		614,905

	TOTAL COMMON STOCKS (COST $191,872,082)		184,219,780

	PREFERRED STOCKS—0.1%
265	KSB AG		135,023

	TOTAL PREFERRED STOCKS (COST $159,205)		135,023

	REGISTERED INVESTMENT COMPANY—18.3%
41,709,173	Dreyfus Government Prime Cash Management		41,709,173

	TOTAL REGISTERED INVESTMENT COMPANY (COST $41,709,173)		41,709,173

TOTAL INVESTMENTS (Cost $233,740,460**)		99.3%	226,063,976
OTHER ASSETS AND LIABILITIES (Net)		0.7	1,523,506

NET ASSETS		100.0%	$227,587,482

*	“Undisclosed Security” represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

**	Aggregate cost for federal tax purposes is $233,740,460.

†	Non-income producing security.

Abbreviations:
ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
NVDR	— Non Voting Depository Receipt
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Sector Diversification
December 31, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.3%
Energy	8.7
Media	7.6
Insurance	7.2
Beverage	6.9
Food	6.8
Capital Goods	6.3
Tobacco	4.8
Materials	3.5
Commercial Services & Supplies	3.4
Banks	2.9
Automobiles & Components	2.3
Household & Personal Products	2.0
Technology Hardware & Equipment	1.5
Food & Staples Retailing	1.3
Software & Services	1.3
Retailing	1.1
Telecommunication Services	1.0
Diversified Financials	0.6
Utilities	0.6
Health Care Equipment & Services	0.4
Real Estate	0.3
Consumer Durables & Apparel	0.1

Total Common Stocks	80.9

Preferred Stocks	0.1
Registered Investment Company	18.3
Other Assets and Liabilities (Net)	0.7

Net Assets	100.0%

Portfolio Composition
December 31, 2011 (Unaudited)
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio of Investments
December 31, 2011 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS—89.9%

	France—5.1%
436,400	CNP Assurances	$5,426,037
322,200	Total SA	16,521,361

		21,947,398

	Germany—7.1%
193,000	Henkel AG & Company, KGaA	9,370,270
36,000	Krones AG	1,718,147
28,400	Linde AG	4,237,898
66,400	Muenchener Rueckversicherungs-Gesellschaft AG	8,169,735
164,718	Springer (Axel) Verlag AG	7,100,153

		30,596,203

	Japan—2.1%
148,100	Canon, Inc.	6,563,829
87,000	Honda Motor Company Ltd.	2,655,004

		9,218,833

	Mexico—0.5%
473,540	Arca Continental SAB de CV	2,018,984

	Netherlands—5.8%
72,500	Akzo Nobel NV	3,516,155
373,000	Heineken Holding NV	15,310,659
183,946	Unilever NV, ADR	6,322,224

		25,149,038

	Singapore—1.5%
539,000	United Overseas Bank Ltd.	6,347,534

	Spain—0.9%
669,070	Mediaset Espana Comunicacion SA	3,830,305

	Switzerland—13.2%
298,000	Nestle SA, Registered, Sponsored ADR	17,197,580
267,100	Novartis AG, Registered	15,338,755
92,700	Roche Holding AG	15,782,098
38,415	Zurich Financial Services AG	8,729,748

		57,048,181

	United Kingdom—8.3%
183,000	British American Tobacco PLC	8,689,840
231,000	Diageo PLC, Sponsored ADR	20,194,020
205,000	Unilever PLC, Sponsored ADR	6,871,600

		35,755,460

	United States—45.4%
94,535	3M Company	7,726,346
75,523	American National Insurance Company	5,515,445
79,770	Avatar Holdings Inc. †	572,749
216,470	Bank of New York Mellon
	Corporation/The	4,309,918
176,890	Baxter International, Inc.	8,752,517
80	Berkshire Hathaway Inc., Class A †	9,180,400
30,626	Berkshire Hathaway Inc., Class B †	2,336,764
194,600	Broadridge Financial Solutions, Inc.	4,388,230
297,433	Brown & Brown, Inc.	6,730,909
365,400	Cisco Systems, Inc.	6,606,432
230,068	Comcast Corporation, Special Class A	5,420,402
153,905	ConocoPhillips	11,215,057
136,105	Devon Energy Corporation	8,438,510
129,850	Emerson Electric Company	6,049,711
66,804	Henry Schein, Inc. †	4,304,182
219,014	Johnson & Johnson	14,362,938
357,000	Leucadia National Corporation	8,118,180
18,500	Mastercard, Inc., Class A	6,897,170
36,818	National Western Life Insurance
	Company, Class A	5,013,139
98,000	Norfolk Southern Corporation	7,140,280
243,482	Philip Morris International, Inc.	19,108,467
137,202	UniFirst Corporation	7,784,842
88,835	Union Pacific Corporation	9,411,180
238,000	Wal-Mart Stores, Inc.	14,222,880
437,085	Wells Fargo & Company	12,046,063

		195,652,711

	TOTAL COMMON STOCKS (COST $266,712,822)	387,564,647

	REGISTERED INVESTMENT COMPANY—6.3%
27,076,574	Dreyfus Government Prime Cash Management	27,076,574

	TOTAL REGISTERED INVESTMENT COMPANY (COST $27,076,574)	27,076,574

Face Value
	U.S. TREASURY BILL—3.1%
$13,500,000	0.040%* due 06/14/12††		$13,496,949

	TOTAL U.S. TREASURY BILL (COST $13,497,556)		13,496,949

TOTAL INVESTMENTS (Cost $307,286,952**)		99.3%	428,138,170
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)		0.7	3,041,255
OTHER ASSETS AND LIABILITIES (Net)		0.0	(27,849)

NET ASSETS		100.0%	$431,151,576

*	Rate represents annualized yield at date of purchase.

**	Aggregate cost for federal tax purposes is $307,286,952.

†	Non-income producing security.

††	All or a portion of this security has been segregated to cover certain open forward contracts. At December 31, 2011, liquid assets totaling $9,997,740 have been segregated to cover such open forward contracts.
Abbreviations:
ADR — American Depositary Receipt
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Sector Diversification
December 31, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Insurance	11.9%
Pharmaceuticals, Biotechnology & Life Sciences	10.6
Beverage	8.7
Energy	8.4
Food	7.0
Tobacco	6.4
Banks	4.3
Transportation	3.8
Media	3.8
Capital Goods	3.6
Food & Staples Retailing	3.3
Technology Hardware & Equipment	3.1
Health Care Equipment & Services	3.0
Diversified Financials	2.9
Software & Services	2.6
Household & Personal Products	2.2
Commercial Services & Supplies	1.8
Materials	1.8
Automobiles & Components	0.6
Real Estate	0.1

Total Common Stocks	89.9

Registered Investment Company	6.3
U.S. Treasury Bill	3.1
Unrealized Appreciation on Forward Contracts (Net)	0.7
Other Assets and Liabilities (Net)	— †

Net Assets	100.0%

†	Amount represents less than 0.1% of net assets
Portfolio Composition
December 31, 2011 (Unaudited)
Schedule of Forward Exchange Contracts
December 31, 2011 (Unaudited)

		Counter-	Contract	Contract Value on	Value 12/31/11	Unrealized
Contracts		party	Value Date	Origination Date	(Note 1)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY (a)
1,000,000,000	South Korean Won	JPM	1/11/12	$866,401	$867,258	$857
3,000,000,000	South Korean Won	JPM	5/11/12	2,631,579	2,584,893	(46,686)

TOTAL				$3,497,980	$3,452,151	$(45,829)

FORWARD EXCHANGE CONTRACTS TO SELL (a)
15,000,000	European Union Euro	NTC	2/15/12	$(20,359,276)	$(19,479,315)	$879,961
4,500,000	European Union Euro	SSB	10/16/12	(6,034,411)	(5,869,533)	164,878
7,000,000	European Union Euro	CIT	10/29/12	(9,561,230)	(9,133,033)	428,197
5,000,000	European Union Euro	NTC	11/28/12	(6,781,000)	(6,527,964)	253,036
10,000,000	European Union Euro	BNY	12/3/12	(13,403,600)	(13,057,386)	346,214
4,000,000	Great Britain Pound Sterling	CIT	4/24/12	(6,440,100)	(6,209,202)	230,898
2,500,000	Great Britain Pound Sterling	NTC	9/7/12	(4,079,350)	(3,875,337)	204,013
4,000,000	Great Britain Pound Sterling	CIT	10/16/12	(6,138,880)	(6,198,168)	(59,288)
3,000,000	Great Britain Pound Sterling	CIT	12/3/12	(4,646,730)	(4,646,438)	292
160,000,000	Japanese Yen	JPM	1/11/12	(1,961,626)	(2,079,937)	(118,311)
260,000,000	Japanese Yen	JPM	2/15/12	(3,192,926)	(3,381,873)	(188,947)
250,000,000	Japanese Yen	NTC	10/22/12	(3,059,040)	(3,273,352)	(214,312)
16,000,000	Mexican Peso	JPM	1/11/12	(1,257,911)	(1,145,258)	112,653
7,000,000	Singapore Dollar	SSB	12/3/12	(5,404,988)	(5,418,435)	(13,447)
1,000,000,000	South Korean Won	JPM	1/11/12	(879,508)	(867,258)	12,250
3,000,000,000	South Korean Won	JPM	5/11/12	(2,680,965)	(2,584,893)	96,072
5,000,000	Swiss Franc	NTC	2/13/12	(5,305,490)	(5,351,397)	(45,907)
2,000,000	Swiss Franc	NTC	9/7/12	(2,475,462)	(2,154,114)	321,348
7,500,000	Swiss Franc	BOA	10/16/12	(8,217,827)	(8,088,800)	129,027
8,000,000	Swiss Franc	JPM	10/29/12	(8,994,828)	(8,631,926)	362,902
7,500,000	Swiss Franc	BNY	11/28/12	(8,286,377)	(8,100,822)	185,555

TOTAL				$(129,161,525)	$(126,074,441)	$3,087,084

Unrealized Appreciation on Forward Contracts (Net)						$3,041,255

(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BOA — Bank of America
BNY — BNY Mellon
CIT — Citibank
JPM — JP Morgan Chase
NTC — Northern Trust
SSB — State Street
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio of Investments
December 31, 2011 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS—83.3%

	Australia—2.1%
2,110,000	Metcash Ltd.	$8,739,206

	Canada—2.1%
194,800	IGM Financial, Inc.	8,461,580

	France—5.2%
458,685	CNP Assurances	5,703,121
100,000	SCOR SE	2,344,450
252,000	Total SA	12,921,735

		20,969,306

	Germany—4.1%
86,000	Muenchener Rueckversicherungs-Gesellschaft AG	10,581,283
141,300	Springer (Axel) Verlag AG	6,090,723

		16,672,006

	Italy—2.3%
329,840	Eni SPA	6,855,164
880,835	Mediaset SPA	2,444,699

		9,299,863

	Mexico—0.5%
476,115	Arca Continental SAB de CV	2,029,963

	Netherlands—8.1%
130,400	Akzo Nobel NV	6,324,230
380,200	Royal Dutch Shell PLC, Class A	13,893,565
365,000	Unilever NV, CVA	12,589,475

		32,807,270

	Singapore—2.7%
937,000	United Overseas Bank Ltd.	11,034,581

	Switzerland—14.1%
229,000	ABB Ltd.	4,329,719
200,300	Nestle SA, Registered	11,566,891
254,350	Novartis AG, Registered	14,606,561
81,000	Roche Holding AG	13,790,183
56,450	Zurich Financial Services AG	12,828,174

		57,121,528

	United Kingdom—18.2%
1,801,300	BAE Systems PLC	7,981,080
215,300	British American Tobacco PLC	10,223,621
491,600	Daily Mail & General Trust PLC, Class A	3,054,450
510,700	Diageo PLC, Sponsored ADR	11,163,079
2,618,000	G4S PLC	11,058,532
139,505	GlaxoSmithKline PLC	3,190,277
198,500	Imperial Tobacco Group PLC	7,511,694
371,400	Pearson PLC	6,984,023
264,615	Provident Financial PLC	3,869,746
3,085,034	Vodafone Group PLC	8,577,262

		73,613,764

	United States—23.9%
144,900	Arthur J. Gallagher & Company	4,845,456
166,650	AT&T, Inc.	5,039,496
115,000	Automatic Data Processing, Inc.	6,211,150
60,460	Coca-Cola Company/The	4,230,386
112,910	ConocoPhillips	8,227,752
114,570	Emerson Electric Company	5,337,816
244,565	Exelon Corporation	10,606,784
111,600	Genuine Parts Company	6,829,920
170,275	Johnson & Johnson	11,166,635
157,180	Kimberly-Clark Corporation	11,562,161
50,970	Lockheed Martin Corporation	4,123,473
32,294	McDonald’s Corporation	3,240,057
119,755	Philip Morris International, Inc.	9,398,372
204,200	Sysco Corporation	5,989,186

		96,808,644

	TOTAL COMMON STOCKS (COST $309,344,963)	337,557,711

	REGISTERED INVESTMENT COMPANY—12.2%
49,265,959	Dreyfus Government Prime Cash Management	49,265,959

	TOTAL REGISTERED INVESTMENT COMPANY (COST $49,265,959)	49,265,959

Face Value
	TREASURY BILLS—3.7%
	Germany—2.2%
€5,000,000	0.061%* due 02/15/12		6,490,260
2,000,000	0.055%* due 02/29/12		2,596,002

			9,086,262

	United States—1.5%
$6,000,000	0.040%* due 06/14/12		5,998,644

	TOTAL TREASURY BILLS (COST $15,543,963)		15,084,906

TOTAL INVESTMENTS (Cost $374,154,885**)		99.2%	401,908,576
OTHER ASSETS AND LIABILITIES (Net)		0.8	3,347,175

NET ASSETS		100.0%	$405,255,751

*	Rate represents annualized yield at date of purchase.

**	Aggregate cost for federal tax purposes is $374,154,885.

Abbreviations:
ADR —	American Depositary Receipt
CVA —	Certificaaten van aandelen (Share Certificates)
€ —	European Union Euro
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Sector Diversification
December 31, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.5%
Energy	10.3
Insurance	9.0
Tobacco	6.7
Food	6.0
Capital Goods	5.4
Media	4.6
Beverage	4.3
Food & Staples Retailing	3.6
Telecommunication Services	3.4
Diversified Financials	3.0
Household & Personal Products	2.9
Commercial Services & Supplies	2.7
Banks	2.7
Utilities	2.6
Retailing	1.7
Materials	1.6
Software & Services	1.5
Consumer Services	0.8

Total Common Stocks	83.3

Registered Investment Company	12.2
Treasury Bills	3.7
Other Assets and Liabilities (Net)	0.8

Net Assets	100.0%

Portfolio Composition
December 31, 2011 (Unaudited)
SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)
1. Valuation and Investment Practices
     Portfolio Valuation Generally, the Funds’ investments are valued at market value or at fair value as determined by, or under the direction of, the Company’s Board of Directors. Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.
     Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ assets carried at fair value as of December 31, 2011 is as follows:

	Global Value Fund
			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks
Canada	$53,135,281	$53,135,281	$—	$—
Czech Republic	1,792,999	1,792,999	—	—
Finland	100,869,774	100,869,774	—	—
France	274,641,819	274,641,819	—	—
Germany	467,968,484	467,968,484	—	—
Hong Kong	12,022,615	12,022,615	—	—
Ireland	14,427	—	—	14,427
Italy	46,368,762	46,368,762	—	—
Japan	261,434,566	261,434,566	—	—
Mexico	217,490,974	217,490,974	—	—
Netherlands	343,714,749	343,714,749	—	—
Norway	64,869,846	64,869,846	—	—
Singapore	91,167,938	91,167,938	—	—
South Korea	14,099,643	14,099,643	—	—
Spain	52,015,708	52,015,708	—	—
Sweden	311,472	311,472	—	—
Switzerland	823,832,493	823,310,624	521,869	—
Thailand	44,223,082	44,223,082	—	—

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)

	Global Value Fund (continued)
			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Price	Inputs	Inputs

Common Stocks (continued)
United Kingdom	$506,572,946	$506,572,946	$—	$—
United States	390,753,322	390,753,322	—	—
Preferred Stocks	8,694,142	8,694,142	—	—
Registered Investment Company	382,329,035	382,329,035	—	—
U.S. Treasury Bill	124,989,500	—	124,989,500	—

Total Investments in Securities	4,283,313,577	4,157,787,781	125,511,369	14,427
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	91,663,132	—	91,663,132	—
Liability
Unrealized depreciation of forward exchange contracts	(18,371,936)	—	(18,371,936)	—

Total	$4,356,604,773	$4,157,787,781	$198,802,565	$14,427

	Global Value Fund II - Currency Unhedged
			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks
Australia	$3,077,360	$3,077,360	$—	$—
Finland	1,041,112	1,041,112	—	—
France	14,946,746	14,946,746	—	—
Germany	17,747,530	17,747,530	—	—
Hong Kong	788,595	788,595	—	—
Ireland	183,389	—	183,389	—
Italy	6,698,321	6,698,321	—	—
Japan	10,113,001	10,113,001	—	—
Mexico	886,210	886,210	—	—
Miscellaneous	614,905	614,905
Netherlands	24,700,273	24,700,273	—	—
New Zealand	812,823	812,823	—	—
Norway	1,484,522	1,484,522	—	—
Singapore	5,038,741	5,038,741	—	—
South Korea	3,917,861	3,917,861	—	—
Spain	2,114,176	2,114,176	—	—
Switzerland	37,087,334	37,087,334	—	—
Thailand	2,486,651	2,486,651	—	—
United Kingdom	34,689,807	34,450,942	238,865	—
United States	15,790,423	15,790,423	—	—
Preferred Stocks	135,023	135,023	—	—
Registered Investment Company	41,709,173	41,709,173	—	—

Total Investments in Securities	$226,063,976	$225,641,722	$422,254	$—

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)

	Value Fund
			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks*	$387,564,647	$387,564,647	$—	$—
Registered Investment Company	27,076,574	27,076,574	—	—
U.S. Treasury Bill	13,496,949	—	13,496,949	—

Total Investments in Securities	428,138,170	414,641,221	13,496,949	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	3,728,154	—	3,728,154	—
Liability
Unrealized depreciation of forward exchange contracts	(686,899)	—	(686,899)	—

Total	$431,179,425	$414,641,221	$16,538,204	$—

*	See Portfolio of Investments for country breakout.

	Worldwide High Dividend Yield Value Fund
			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks *	$337,557,711	$337,557,711	$—	$—
Registered Investment Company	49,265,959	49,265,959	—	—
Treasury Bills *	15,084,906	—	15,084,906	—

Total Investments in Securities	$401,908,576	$386,823,670	$15,084,906	$—

*	See Portfolio of Investments for country breakout.
     The following is a reconciliation of the Global Value Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Equity Securities
	Total	Ireland

Balance as of March 31, 2011	$94,624	$94,624
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(80,198)	(80,198)
Gross purchases	—	—
Gross sales	—	—
Transfer in and/or out of Level 3	—	—

Balance as of December 31, 2011	$14,427	$14,427

     At the end of each calendar quarter, management evaluates the pricing inputs used for Level 1 and 2 assets. As of December 31, 2011, securities with end of period values of $2,059,646 and $422,254 held by Global Value Fund and Global Value Fund II —Currency Unhedged, respectively, were transferred from Level 1 into Level 2 due to lower trading volume. As of December 31, 2011, a security with end of period value of $5,922,979 held by the Global Value Fund was transferred from Level 2 into Level 1 due to higher trading volume.

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)
     Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in net unrealized appreciation (depreciation) of securities. All other unrealized gains and losses which result from changes in foreign currency exchange rates have been included in net unrealized appreciation (depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
     Forward Exchange Contracts The Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.
     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
     For open contracts at December 31, 2011, see the Schedule of Investments, which is also indicative of activity for the three months ended December 31, 2011.
     Securities Transactions Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
     The Investment Company Act of 1940, as amended (the “1940 Act”) defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the affiliated companies owned by the Global Value Fund, as well as transactions that occured in the securities of such affiliates during the year ended December 31, 2011:

Shares or Par						Shares or Par
Amount Held		Value at	Purchase	Sales	Value at	Amount Held
at 3/31/11	Name of Issuer	3/31/11	Cost	Proceeds	12/31/11	at 12/31/11

182,827	Siegfreid Holding AG	$19,434,799	$6,020,633	$—	$23,814,031	248,117

CHF 5,223,200	Siegfreid Holding AG 5% Convertible Bond	6,914,595	—	6,020,633	—	—

185,918	PubliGroupe SA, Registered	24,447,653	—	—	25,469,036	185,918

4,795,392	Sol SPA	37,904,740	—	—	25,522,967	4,795,392

1,111,317	Unidare	94,624	—	—	14,427	1,111,317

		$88,796,411	$6,020,633	$6,020,633	$74,820,461

2. Unrealized Appreciation/(Depreciation)
     At December 31, 2011, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost on the Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, was $1,488,163,105, $16,899,160, $10,622,346 and $13,793,051, respectively. The aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value for the Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, was $150,869,925, $9,222,676, $131,473,564 and $41,546,742, respectively.
3. New Accounting Pronouncement
     In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)
to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager Thomas H. Shrager, President
(principal executive officer)
Date February 28, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager Thomas H. Shrager, President
(principal executive officer)
Date February 28, 2012

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr. Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)
Date February 28, 2012

*	Print the name and title of each signing officer under his or her signature.